Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions and disposals
Schedule of acquired assets and liabilities assumed

	Amounts	Estimated useful lives
Net assets acquired	144,215
Newly identified and appreciation of intangible assets
-Trademark	75,000	Indefinite
-Insurance brokerage license	46,000	Indefinite
Goodwill	77,331
Deferred tax liabilities	(30,250)
Mezzanine Equity: Redeemable non-controlling interests	(96,296)
Total	216,000

Schedule of purchase price of the assets

	As of December 31,	Estimated
	2025	useful lives
	RMB
Value-added tax recoverable	109
Intangible assets — Insurance Brokerage license	24,258	Indefinite
Total assets acquired	24,367
Deferred tax liabilities	(6,064)
Other payables	(1,303)
Total liabilities assumed	(7,367)
Net assets acquired	17,000